EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Issued common shares at January 1	90,515	85,546	77,961
Effect of shares issued	1,172	3,837	4,015
Weighted average number of common shares outstanding at December 31	91,687	89,383	81,976